Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue rewards	$ 0.5	$ 0.5
Contract liability related to deferred subscription revenues	0.3		$ 0.3
Contract liability related to unearned portion of bonus	0.5		$ 0.6
Incremental costs	$ 0.2	$ 0.0